Mar. 20, 2025
Redwood AlphaFactor® Tactical International Fund
SUMMARY SECTION – Redwood AlphaFactor® Tactical International Fund
Investment Objective
The Redwood AlphaFactor® Tactical International Fund (the “Fund”) seeks to generate long-term total return with capital preservation as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Redwood AlphaFactor® Tactical International Fund - USD ($)	Class N	Class I
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Redwood AlphaFactor® Tactical International Fund		Class N	Class I
Management fees		0.90%	0.90%
Distribution (Rule 12b-1) fee		0.25%	none
Other expenses	[1]	0.37%	0.37%
Shareholder service fees		0.15%	0.15%
Acquired fund fees and expenses	[2]	0.26%	0.26%
Total annual fund operating expenses		1.78%	1.53%
Fees waived and/or expenses reimbursed	[3]	(0.07%)	(0.07%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3],[4]	1.71%	1.46%
[1]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies. “Acquired fund fees and expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.45% and 1.20% of the average daily net assets of Class N and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization of the Predecessor Fund (defined below) and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Fund’s advisor will voluntarily waive and/or reimburse the Fund’s management fee with respect to the amount of its net assets invested in such underlying affiliated fund. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Redwood AlphaFactor® Tactical International Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class N	174	553	958	2,089
Class I	149	477	828	1,818

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the portfolio turnover rate for the Predecessor Fund (defined below) was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an investment approach designed to track the performance of the Redwood AlphaFactor® Tactical International Index (the “International Index”), a proprietary index of Redwood Investment Management, LLC, the Fund’s investment advisor (“Redwood” or the “Advisor”). The International Index utilizes a quantitative, factor-based, investment methodology focused on large- and medium-capitalization common stocks of issuers domiciled in both developed and emerging markets outside of the United States, typically of companies with market capitalizations of greater than $2 billion. The Advisor considers “emerging markets” to be those countries that are considered to be emerging market or developing countries by the World Bank or the International Financial Corporation, or that are included in any of the Morgan Stanley Capital International (MSCI) emerging market indices. The methodology selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, dividend yield, volatility and debt-to-asset ratios. The International Index is rebalanced to equal weight on a quarterly basis, and reconstituted on a yearly basis. The Fund will be invested in a diversified portfolio of equity securities of developed international markets and emerging market countries or investments that are economically tied to equity securities, such as American Depositary Receipts (“ADRs”), convertible bonds, warrants, and derivatives, including equity options and swaps. The Fund will typically hold approximately 100 stocks in its portfolio, however, the Fund may be invested in more or less than 100 stocks at any given time and may use other equity-linked securities in implementing its investment strategies.

The strategy used by the International Index also employs a multi-factor tactical risk management overlay that seeks to identify periods of above-average risk. Under normal market conditions, the Fund will be invested in securities of countries other than the United States or in investments that are economically tied to such foreign securities. In response to adverse market conditions, the Fund, in tracking the International Index, may be invested for temporary, defensive purposes in money market instruments such as U.S. Treasury bills, certificates of deposit and commercial paper and other short-term instruments, money market funds, and in short- and intermediate-term U.S. or foreign Treasury bond or bond funds. Such investments can be made either directly or through investments in other investment companies, including open-end mutual funds and exchange-traded funds (“ETFs”). The Fund may also invest up to 15% of its assets in closed-end funds, including tender offer and interval funds, and in real estate investment trusts (“REITs”). The Fund may invest in affiliated and unaffiliated investment companies.

The Advisor uses a “passive” or indexing approach to attempt to approximate the investment performance of the International Index by investing in a portfolio of securities that generally replicates the International Index. The Fund may hold securities that are not specific securities held by the International Index in executing its replication strategy of attempting to produce returns that track the International Index. This replication strategy includes using equity swaps, index swaps, ADRs, and various other securities that are not securities within the International Index themselves. In addition, when equity derivatives such as equity swaps are used, the collateral for these swaps can be held in various fixed income instruments including but not limited to, cash, money markets, short to intermediate bonds, and short duration private debt. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the International Index concentrates in a country, region, industry or group of industries. The Advisor uses Solactive, AG as its index calculation agent.

The Advisor anticipates that, generally, the Fund will hold all of the securities that comprise the International Index in approximate proportion to their weightings in the International Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the International Index. There also may be instances in which the Advisor may choose to underweight or overweight a security in the International Index, purchase securities not in the International Index that the Advisor believes are appropriate to substitute for certain securities in the International Index or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the International Index in anticipation of their removal from the International Index or purchase securities not represented in the International Index in anticipation of their addition to the International Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), temporarily invest in securities not included in the International Index that are expected to be correlated with the securities included in its Index.

Given the Fund’s investment strategy designed to track the performance of the International Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the International Index it tracks.

The Fund may engage in active and frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Redwood AlphaFactor® Tactical International Fund, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Morgan Stanley Capital International All Country World Index Ex-U.S., a broad-based securities market index, and the Redwood AlphaFactor® Tactical International Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.redwoodmutualfunds.com/ or by calling the Fund at 1-888-988-9882.

The Fund will acquire all of the assets and liabilities of the Predecessor Fund in the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Annual Total Return (before taxes) for Predecessor Fund Class I Shares For each calendar year at NAV

Predecessor Fund Class I Shares
Highest Calendar Quarter Return at NAV	15.60%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(10.42)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Returns - Redwood AlphaFactor® Tactical International Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I	Class I Shares – Return Before Taxes	2.03%		4.51%		3.61%		Nov. 02, 2017
Class I | Return After Taxes on Distributions	Class I Shares – Return After Taxes on Distributions	(1.26%)	[1]	1.62%	[1]	1.48%	[1]	Nov. 02, 2017	[1]
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	1.21%	[1]	2.32%	[1]	1.94%	[1]	Nov. 02, 2017	[1]
Class N	Class N Shares – Return Before Taxes	1.89%		3.68%		2.96%		Nov. 02, 2017
MSCI ACWI ex-U.S.A. (reflects no deduction for fees, expenses or taxes)	MSCI ACWI ex-U.S.A. (reflects no deduction for fees, expenses or taxes)	5.54%	[2]	4.10%	[2]	3.80%	[2]	Nov. 02, 2017	[2]
Redwood AlphaFactor® Tactical International Index (reflects no deduction for fees, expenses or taxes)3	Redwood AlphaFactor® Tactical International Index (reflects no deduction for fees, expenses or taxes)	0.50%	[3]	7.88%	[3]	6.92%	[3]	Nov. 02, 2017	[3]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
[2]	The Morgan Stanley Capital International All Country World Index Ex-U.S.A. (MSCI ACWI Ex-U.S.A.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S.A. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	The Redwood AlphaFactor® Tactical International Index, the Advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large- and medium-capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.